UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                   --------------

Check here if Amendment [  ];     Amendment Number:
                                                   --------------

     This Amendment (check only one):     [  ] is a restatement
                                          [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        PI Investment Management Limited
             -------------------------------------------
Address:     5th Floor, Alexandra House, The Sweepstakes
             -------------------------------------------
             Ballsbridge, Dublin 4, Ireland
             -------------------------------------------

Form 13F File Number:     028-11988
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Shauneen Kay
          ----------------------------------------------
Title:    Chief Compliance Officer
          ---------------------------------------------
Phone:    011 353 1 6699223
          ---------------------------------------------

Signature, Place and Date of Signing:

    /s/ Shauneen Kay             Dublin, Ireland          05/06/2011
--------------------------       ---------------          ----------
       [Signature]                [City, State]              [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                            ---------------
Form 13F Information Table Entry Total:               30
                                            ---------------
Form 13F Information Table Value Total:         $557,025
                                            ---------------
                                              (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                                       Column 8  Column 8  Column 8
                             Title of                    Value (USD)    No. of  Investment   Other      Voting    Voting    Voting
Stock Name                    Class          CUSIP        (1,000)       Shares  Discretion  Managers     Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC                 COM           G1151C101      18,592       338,227    Sole       None      338,227
AFLAC INC                     COM           001055102      10,699       202,700    Sole       None      202,700
ALTRIA GROUP INC              COM           02209S103      15,396       591,488    Sole       None      591,488
AMERICAN EXPRESS CO           COM           025816109      10,042       222,158    Sole       None      222,158
AUTOMATIC DATA PROCESSING     COM           053015103      27,834       542,462    Sole       None      542,462
BECTON DICKINSON & CO         COM           075887109      14,479       181,855    Sole       None      181,855
CISCO SYSTEMS INC             COM           17275R102      12,870       750,425    Sole       None      750,425
EMERSON ELECTRIC CO           COM           291011104      29,739       508,966    Sole       None      508,966
EXXON MOBIL CORP              COM           30231G102       9,858       117,173    Sole       None      117,173
FISERV INC                    COM           337738108      18,813       299,945    Sole       None      299,945
GAP INC                       COM           364760108      15,469       682,656    Sole       None      682,656
GENERAL DYNAMICS CORP         COM           369550108      21,291       278,101    Sole       None      278,101
HEWLETT-PACKARD CO            COM           428236103      23,763       580,018    Sole       None      580,018
ILLINOIS TOOL WORKS           COM           452308109      12,359       230,063    Sole       None      230,063
JOHNSON & JOHNSON             COM           478160104      35,245       594,846    Sole       None      594,846
M & T BANK CORP               COM           55261F104      11,176       126,329    Sole       None      126,329
MCGRAW-HILL COMPANIES         COM           580645109      14,943       379,262    Sole       None      379,262
MEDTRONIC INC                 COM           585055106      11,172       283,905    Sole       None      283,905
MICROSOFT CORP                COM           594918104      21,965       865,114    Sole       None      865,114
NIKE INC                      COM           654106103      10,025       132,432    Sole       None      132,432
OMNICOM GROUP                 COM           681919106      19,273       392,838    Sole       None      392,838
PHILIP MORRIS INTERNATIONAL   COM           718172109      45,016       685,902    Sole       None      685,902
REPUBLIC SERVICES INC         COM           760759100      19,016       633,014    Sole       None      633,014
ROCKWELL COLLINS INC          COM           774341101      17,199       265,298    Sole       None      265,298
STAPLES INC                   COM           855030102      10,496       540,497    Sole       None      540,497
SYSCO CORP                    COM           871829107       8,985       324,365    Sole       None      324,365
TARGET CORP                   COM           87612E106      20,733       414,582    Sole       None      414,582
WAL-MART STORES INC           COM           931142103      21,886       420,479    Sole       None      420,479
WALGREEN CO                   COM           931422109      34,685       864,092    Sole       None      864,092
WELLS FARGO & CO              COM           949746101      14,006       441,677    Sole       None      441,677

                                                          557,025